Insurance - Summary of Gross and Reinsurers' Share of Insurance Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	$ 12,816	$ 12,215
Life insurance contracts, Life, health and annuity [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	12,775	12,089
Ceded amount	861	752
Net amount	11,914	11,337
Life insurance contracts, Investment contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	42	34
Net amount	42	34
Life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	12,817	12,123
Ceded amount	861	752
Net amount	11,956	11,371
Non-life insurance contracts, Unearned premium provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	6	7
Net amount	6	7
Non-life insurance contracts, Unpaid claims provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	41	126
Ceded amount	3	31
Net amount	38	95
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	47	133
Ceded amount	3	31
Net amount	44	102
Life and non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	12,864	12,256
Ceded amount	864	783
Net amount	$ 12,000	$ 11,473